Stockholders' Equity (Details) - Schedule of assumptions used in Black-Scholes pricing model to estimate the fair value of the options granted	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of assumptions used in Black-Scholes pricing model to estimate the fair value of the options granted [Abstract]
Expected volatility	197.00%	188.00%
Expected life of option (in years)	5 years 73 days	5 years 109 days
Risk free interest rate	0.88%	0.60%
Expected dividend yield	0.00%	0.00%	0.00%